Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Bank interest income	$ 91,214	$ 66,403	$ 1,586
Government subsidy income			40,817
Exchange difference		189,731	24,892
Total	$ 91,214	$ 256,134	$ 67,295